Loans and Allowance for Loan Losses - Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,302,133	$ 1,286,967
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	69,056	103,771
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	12,012	3,262
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,795	2,776
Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	25,459	34,559
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	108,322	144,368
Commercial, Financial, and Agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	217,214	272,918
Commercial, Financial, and Agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	9,219	9,649
Commercial, Financial, and Agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,284	598
Commercial, Financial, and Agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	188	835
Commercial, Financial, and Agricultural | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	153	6,717
Commercial, Financial, and Agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	15,844	17,799
Real Estate Construction - Residential | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	27,920	29,692
Real Estate Construction - Residential | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	545
Real Estate Construction - Residential | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real Estate Construction - Residential | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real Estate Construction - Residential | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	192
Real Estate Construction - Residential | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	737
Real Estate Construction - Residential | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	279,346	262,339
Real Estate Construction - Residential | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	12,185	15,835
Real Estate Construction - Residential | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	750	1,002
Real Estate Construction - Residential | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,262	1,521
Real Estate Construction - Residential | Mortgages | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,129	2,105
Real Estate Construction - Residential | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	15,326	20,463
Real Estate Construction - Commercial | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	91,369	78,144
Real Estate Construction - Commercial | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,304	10,806
Real Estate Construction - Commercial | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,673	0
Real Estate Construction - Commercial | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Real Estate Construction - Commercial | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	105	200
Real Estate Construction - Commercial | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	7,082	11,006
Real Estate Construction - Commercial | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	663,256	617,133
Real Estate Construction - Commercial | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	43,348	66,936
Real Estate Construction - Commercial | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,305	1,662
Real Estate Construction - Commercial | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	328	343
Real Estate Construction - Commercial | Mortgages | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	24,029	25,314
Real Estate Construction - Commercial | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	70,010	94,255
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	23,028	26,741
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	17	77
Installment and other consumer | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	43	31
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 60	$ 108